Aristotle Portfolio Optimization Growth Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$-	$34,117,881	$(4,048,232)	$8,317	$387,440	$30,465,406	$803,080	$-	3,450,216
Aristotle Core Equity Fund - Class I	114,756,082	8,591,608	(24,041,916)	524,470	22,484,231	122,314,475	5,367,880	-	7,554,940
Aristotle Core Income Fund - Class I	57,489,314	10,069,894	(27,952,769)	(161,475)	659,120	40,104,084	1,490,198	-	4,104,819
Aristotle Floating Rate Income Fund - Class I	9,121,231	582,884	(6,510,064)	(88,863)	99,954	3,205,142	232,445	-	340,249
Aristotle Growth Equity Fund - Class I	87,604,328	15,780,477	(38,182,195)	5,432,592	820,139	71,455,341	14,143,773	-	4,951,860
Aristotle High Yield Bond Fund - Class I	24,052,865	4,195,997	(9,222,651)	(261,782)	560,926	19,325,355	987,572	-	2,084,720
Aristotle International Equity Fund - Class I	59,363,633	5,040,570	(39,435,669)	7,579,029	(127,561)	32,420,002	1,077,894	-	2,474,809
Aristotle Short Duration Income Fund - Class I	3,035,448	37,350,717	(5,243,136)	4,602	208,010	35,355,641	1,066,587	-	3,439,265
	$355,422,901	$115,730,028	$(154,636,632)	$13,036,890	$25,092,259	$354,645,446	$25,169,429	$-	28,400,878